Variable Immediate Annuity

Equitable Financial Life Insurance Company of America

Issued through: Variable Account AA

Summary Prospectus for New Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. Before you invest, you should also review the statutory prospectus (the “Prospectus”) for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at www.equitable.com/ICSR#EQH142502. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Variable Immediate Annuity is a single premium payout annuity contract. This Summary Prospectus only describes Variable Immediate Annuity. The contract offers a variable income annuity option funded by one or more of the variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

We offer the contract for use as an annuity to pay out your benefits.

You may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total account value. You should review the Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Important information you should consider about the contract

FEES AND EXPENSES
Charges for Early Withdrawals

Once issued, a contract may not be surrendered and the premium payment cannot be withdrawn other than through annuity payments. The contract does not have a cash surrender value.

For additional information about transaction charges see “Charges and expenses” in the Prospectus.

Transaction Charges

We will deduct $350 from your premium payment for administrative expenses and you may be charged premium taxes.

For additional information about transaction charges see “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.50%	1.55%
	Investment options (Portfolio fees and expenses)(2)	0.57%	1.11%

(1)  Expressed as a percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $1,267	Highest Annual Cost $2,601
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of contract and Portfolio fees and expenses	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive combination of contract, and Portfolio fees and expenses
	For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.
RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your premium payment and income payments can decrease significantly. For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract may be appropriate if you need income for a specific time period or for the life of an annuitant. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle. Once issued, your contract may not be surrendered and the premium payment cannot be withdrawn other than through annuity payments. For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

RISKS
Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed-income annuity option, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed and Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the obligations under the contract. The general obligations, or fixed-income annuity option under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing investment options, combining any two or more variable investment options and transferring the annuity units value from any variable investment option to another variable investment option. Transfers between the fixed income annuity option and variable income annuity option are not allowed. You cannot allocate 100% of your premium payment to the fixed income annuity option. Transfers among the investment options are only permitted once a year.

You cannot allocate 100% of your premium payment to the fixed income annuity option.

You cannot transfer funds between the fixed income annuity option and variable income annuity option.

If you elect a portion of your premium to go to the fixed income annuity option, you cannot change this election.

For more information, see “Selecting your annuity option” in the Prospectus.

For more information see “About the Separate Account” in “More information” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and purchase payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Each payment you receive is ordinary income for tax purposes, except where you have after-tax funds in your contract. If you have after-tax funds, a portion of each annuity payment that is attributed to such after-tax funds will be considered non-taxable.

For more information, see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

Overview of the Contract

Purpose of the Contract

The contract is an individual single premium immediate variable annuity contract designed to help you take a lump sum premium payment and turn it into an immediate income stream, through an investment in one or more variable investment options and the fixed income annuity option. The contract may be appropriate if you need income for a specific time period or for the life of an annuitant. It is not intended for people who may need to access invested funds within a short-term timeframe or who intend to engage in frequent transfers of the underlying Portfolios.

Phases of the Contract

The contract has only one phase, an income (annuity) phase.

Income (Annuity) Phase

You can choose variable annuity payments or variable and fixed annuity payments by allocating your premium payment to one or more of the available investment options, which include:

•	Variable investment options, which provide variable income payments that vary depending on the market performance of each option and its underlying portfolio; and

•	Fixed income annuity option, which provide fixed income payments at a minimum guaranteed interest rate funded by our general account.

For additional information about each underlying Portfolio see Appendix: “Portfolio Companies available under the contract”.

During the income phase, you will receive a stream of income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments to the beneficiary upon the death of the annuitant; (3) for life for joint and survivor annuitants with a certain minimum number of payments to the beneficiary upon the death of both annuitants; or (4) for life for joint and survivor annuitants. Please note that when you annuitize, your premium payment is converted to income payments and you cannot make any additional premium payments to your contract. Also, once issued, the contract may not be surrendered. The contract does not have a cash surrender value. You cannot withdraw your premium other than through annuity payments.

Transfers among the investment options are only permitted once a year. You cannot allocate 100% of your premium payment to the fixed income annuity option. You cannot transfer funds between the fixed income annuity option and variable income annuity option. If you elect a portion of your premium to go to the fixed income annuity option, you cannot change this election. Payments will begin one month after contract issue or if you have elected to receive income payments, as an income arrangement, under an existing deferred contract you have previously purchased from the Company on the date that we receive your election.

The contract is subject to the risk of possible loss of principal. You could lose some or all of your premium payment and income payments can decrease significantly.

Buying the Contract

You may purchase a contract by making a single premium payment to us.

Minimum initial premium payment amount

A minimum premium payment of $10,000 is required to purchase this contract.

Limitations on the premium payment to the contract

We reserve the right to refuse to accept any premium payment under the contract at any time or change our premium payment limits and requirements.

When the initial premium payment is credited

Initial Contribution

Your premium payment must be accompanied by an application and any other form we need to process the payment. If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

Subsequent Contributions

Subsequent contributions are not permitted.

Selecting your annuity option

You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. Transfers among the investment options are only permitted once a year. You cannot transfer funds between the fixed income annuity option and variable income annuity option. We offer several annuity payout options from which you may choose listed below:

•	Life annuity (single life annuity not available in New York)

•	Guaranteed payments for as long as the annuitant is alive

•	At the death of the annuitant, payments stop, and the contract terminates

•	Life annuity with period certain

•	Guaranteed payments for as long as the annuitant is alive. If the annuitant dies before the end of a selected period of time (Period Certain), payments will continue to the beneficiary for the balance of the Period Certain subject to required minimum distribution rules, if applicable

•	Joint and survivor life annuity

•	Guaranteed payments as long as one of the annuitants is still alive. Upon the death of one of the joint annuitants, payments continue to the survivor annuitant for as long as he/she continues to live. At the death of the surviving annuitant, payments stop, and the contract terminates. Depending on the type of contract you own, you may only select certain eligible individuals as your survivor annuitant

•	Joint and survivor life annuity with period certain

•	Guaranteed payments for the rest of both annuitants’ lives. Depending on the type of contract you own, you may only select certain eligible individuals as your survivor annuitant. Upon the death of one of the joint annuitants, payments continue to the survivor annuitant for as long as he/she continues to live. If both annuitants die during the Period Certain, payments continue to the beneficiary for the balance of the Period Certain subject to required minimum distribution rules, if applicable.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant’s age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

All guarantees are based on the claims-paying ability of the Company.

Fixed income options will earn a fixed guaranteed minimum interest rate. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. You cannot allocate 100% of your premium payment to the fixed income annuity option. If you elect a portion of your premium to go to the fixed income annuity option, you cannot change this election. The fixed-income annuity option is supported by our general account and payments are based on the claims paying ability of the Company.

For variable income options, the subsequent monthly annuity payments you received will increase or decrease each month and may fluctuate depending on the investment performance of the variable investments you select. If you choose a combination of the variable income annuity option and the fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and the fixed annuity payments due. Payments are made on a monthly basis only.

No surrender amount

Once issued, a contract may not be surrendered and the premium cannot be withdrawn other than through annuity payments. The contract does not have a cash surrender value.

When to expect payments

When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing Company deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election.

Additional Information About Fees

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have selected.

The first table describes fees and expenses that you will pay at the time that you buy the contract or if you make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn)	None
Transfer Fee(1)	None
Administrative Expense Charge(2)	$350

(1)

You may transfer annuity units among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers. Transfers are permitted monthly for contracts issued in New York.

(2)	We deduct this one-time charge for administrative expenses of the contract.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.55%

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)*	0.57%	1.11%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio asset including management fees, 12b-1 fees, service fees, and other expenses)**	0.54%	1.11%

*	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.
**

Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH142502. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			Average Annual Total Returns (as of 12/31/2023)
		Current Expenses		1 year	5 year	10 year
Equity	EQ/AB Small Cap Growth — Equitable Investment Management Group, LLC (“EIMG”); AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Variable Immediate Annuity

Issued by

Equitable Financial Life Insurance Company of America

This summary prospectus describes the important features of the contract and provides information about the Company.

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that includes additional information about Variable Immediate Annuity, Equitable Financial Life Insurance Company of America and Variable Account AA. The Prospectus and SAI each dated May 1, 2024 is incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH142502.

Class/Contract Identifier: C000247538

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2024, to the current variable annuity and life prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices for variable annuity contracts and life policies listed below

This Supplement updates certain information in the most recent prospectus, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed Combination involving certain Portfolios available in your contract or policy.

Combination. Subject to board and regulatory approval and any necessary conditions precedent, effective on or about the close of business on June 21, 2024 (the “Effective Date”), the class A shares of each Portfolio listed below will be combining into the class B shares of those substantially similar Portfolios. Therefore, on or about the Effective Date, the class B shares of those Portfolios will be available under your contract or policy and the class A shares of those Portfolios will no longer be available under your contract or policy. If you still have account value allocated to an investment option that invests in the class A shares of each Portfolio on the Effective Date, shares of the class A shares of each Portfolio held for you in the that investment option will be exchanged for shares of the class B shares of those Portfolios of equal value on the Effective Date. There will be no financial impact on your contract or policy.

Each investment option that invests in a class A share of the Portfolio will be closed to all transactions on the Effective Date.

Until on or about June 21, 2024, the below listed class A shares of these Portfolios will be available and, therefore, the following hereby amends the corresponding information in the “Appendix: Portfolio Companies available under the contract” or in the “Appendix: Investment options available under the policy” in your Prospectus. Please note that not all Portfolios listed below may be available currently under your contract or policy:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.33%	10.24%	7.24%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.47%	4.20%	3.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.05%	12.82%	7.94%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.52%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.74%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.51%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.69%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.93%	15.80%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.62%	15.63%	9.90%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.89%	2.58%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.10%	^	11.01%	4.79%	3.59%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.63%	1.05%	1.12%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.01%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.36%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.49%	8.48%	6.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.76%	7.95%	3.54%

New Biz/Inforce/MAD Notices – Annuities/Life	Catalog No. 800142
#759674

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.62%	7.62%	3.03%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.02%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.84%	11.75%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		16.96%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.34%	12.84%	11.29%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.95%	14.17%	10.13%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.87%	14.24%	10.57%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.56%	18.62%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.99%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.67%	10.16%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.02%	10.78%	7.83%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.64%	15.65%	13.25%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.23%	9.27%	6.10%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.14%	10.36%	7.21%
AssetAllocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.24%	8.08%	5.66%
FixedIncome	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.68%	1.64%	1.26%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.74%	10.07%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.55%	10.05%	6.91%
FixedIncome	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.04%	0.61%	1.20%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.52%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Please note that you may transfer account value out of the investment option that invests in the above class A shares of each Portfolio into any other investment option available under your contract or policy any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your contract or policy. Also, for a period of 60 days after the Effective Date, any account value that was transferred to the investment option that invests in the class B share of the Portfolio as a result of the Combination can be transferred into any other investment option available under your contract or policy free of charge and will not count as one of your annual free transfers. Please refer to your Prospectus for detailed information about investment options.

On or about the Effective Date:

—

The class A share of each Portfolio under your contract or policy will be removed as an investment option, and the corresponding class B share of the Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). If you have account value allocated to the investment option that invests in the class A share of the Portfolio, your contract or policy will be automatically credited with interest in the corresponding investment option that invests in the class B share of the Portfolio. Your interest in the class B share of the Portfolio immediately after the Combination will be equal to your interest in the removed class A share of the Portfolio immediately prior to the Combination.

—	You will not bear any of the expenses related to the Combination, and the Combination will not result in any tax consequences for you.

—

All allocation elections and instructions that include the class A share of the Portfolio(s) will be automatically updated to replace the class A share of the Portfolio(s) with the corresponding class B share of the Portfolio(s) unless you instruct us otherwise.

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You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date. No action is required on your part. For more information, please contact your financial professional or contact our customer service representative.

Variable Annuity and Life Products List by Portfolio

Target Portfolio	Contract or Policy
1290 VT Equity Income

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Survivorship 2000SM

1290 VT GAMCO Mergers & Acquisitions 1290 VT GAMCO Small Company Value

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life COLI; Incentive Life COLI ’04;

1290 VT Socially Responsible	Life Policies: Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Survivorship Incentive LifeSM ’02

EQ/AB Small Cap Growth

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; MomentumSM Plus; Variable Immediate Annuity; Retirement Investment Account®

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Aggressive Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Moderate-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/All Asset Growth Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Capital Group Research

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

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Target Portfolio	Contract or Policy

EQ/ClearBridge Large Cap Growth ESG	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Clearbridge Select Equity Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Conservative Allocation EQ/Conservative-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/Core Bond Index	Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Franklin Small Cap Value Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Global Equity Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/International Core Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Incentive Life® ’02; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/International Value Managed Volatility EQ/Large Cap Growth Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Invesco Comstock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Invesco Global	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

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Target Portfolio	Contract or Policy

EQ/Janus Enterprise

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Growth Stock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Value Opportunities

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Large Cap Core Managed Volatility	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Growth Index EQ/Mid Cap Index EQ/Value Equity

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Managed Volatility

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; MomentumSM Plus; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; Variable Immediate Annuity; Retirement Investment Account®; 300+ Series

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

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Target Portfolio	Contract or Policy

EQ/Loomis Sayles Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® 19 Series E

Life Policies: Corporate Owned Incentive Life®; IL Protector; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM

EQ/MFS International Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Mid Cap Value Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life COLI; Incentive Life COLI ’04; Incentive Life Legacy®; Incentive Life Optimizer®; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Survivorship Incentive LifeSM Legacy

EQ/PIMCO Ultra Short Bond

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Small Company Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

Multimanager Core Bond	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

Multimanager Technology	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

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